Share-based Compensation - Share options activities (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Additional Disclosures
Weighted average grant date fair value of options granted | ¥ / shares		¥ 0		¥ 126.8		¥ 423.6
Employee Stock Option [Member]
Share options activities
Beginning balance (in shares)		21,910		22,510		22,297
Granted (in shares)				5,829		3,948
Exercised (in shares)		(2,211)		(3,929)		(3,263)
Forfeited (in shares)		(1,760)		(2,500)		(472)
Ending balance (in shares)		17,939		21,910		22,510	22,297
Exercisable (in shares)								6,403
Weighted Average Exercise Price
Beginning balance (in USD/shares) | $ / shares	$ 2.0283		$ 2.001		$ 2.0236
Granted (in USD/shares) | $ / shares			0.0036		0.0001
Exercised (in USD/shares) | $ / shares	0.0001		0.0001		0.0001
Forfeited (in USD/shares) | $ / shares	0.1443		0.2331		0.0001
Ending balance (in USD/shares) | $ / shares	2.4701		$ 2.0283		$ 2.001
Exercisable (in USD/shares) | $ / shares	$ 3.1143
Additional Disclosures
Weighted Average Remaining Contractual Life (In years)		3 years 9 months 14 days		4 years 8 months 12 days		5 years 3 days	5 years 4 months 28 days
Weighted Average Remaining Contractual Life, Exercisable (In years)		3 years 4 months 6 days
Aggregate Intrinsic Value, Beginning balance | ¥		¥ 3,305,336		¥ 6,372,503		¥ 12,177,047
Aggregate Intrinsic Value, Ending balance | ¥		¥ 1,232,411		¥ 3,305,336		¥ 6,372,503	¥ 12,177,047
Aggregate Intrinsic Value, Exercisable | ¥								¥ 551,916
Employees | Employee Stock Option [Member]
Share options activities
Beginning balance (in shares)		21,715		22,327		22,067
Granted (in shares)				5,667		3,927
Exercised (in shares)		(2,147)		(3,779)		(3,195)
Forfeited (in shares)		(1,760)		(2,500)		(472)
Ending balance (in shares)		17,808		21,715		22,327	22,067
Exercisable (in shares)								6,366
Consultants | Employee Stock Option [Member]
Share options activities
Beginning balance (in shares)		195		183		230
Granted (in shares)				162		21
Exercised (in shares)		(64)		(150)		(68)
Ending balance (in shares)		131		195		183	230
Exercisable (in shares)								37